SIGNIFICANT CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
SIGNIFICANT CONCENTRATIONS

Our credit risk is considered limited due to a relatively large customer base and its dispersion across geographic areas of the PRC. During the years ended December 31, 2013, 2012 and 2011, the Company had no customer which accounted for 10% or more of total revenue. As of December 31, 2013, the Company had no customer which accounted for 10% or more of total accounts receivable. As of December 31, 2012, the Company had one customer which accounted for approximately 15% of total accounts receivable. As of December 31, 2011, the Company had one customer which accounted for approximately 12% of total accounts receivable.

All of the Group's suppliers are located in the PRC.  During the year ended December 31, 2013, the Company had three suppliers which each accounted for approximately 41%, 26% and 18% of total purchases, respectively.  During the year ended December 31, 2012, the Company had three suppliers which each accounted for approximately 37%, 23% and 20% of total purchases, respectively. During the year ended December 31, 2011, the Company had three suppliers which each accounted for approximately 43%, 25% and 11% of total purchases, respectively. As of December 31, 2013, the Company had one supplier which accounted for approximately 52% of total accounts payable. As of December 31, 2012, the Company had two suppliers which accounted for approximately 23% and 10%, respectively of total accounts payable. As of December 31, 2011, the Company had two suppliers which accounted for approximately 55% and 18%, respectively of total accounts payable.

During the years ended December 31, 2013, 2012 and 2011, the sales to overseas customers contributed less than 1% of the total revenue.